SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 26 - SUBSEQUENT EVENTS

1-	In April 2021, TCA initiated an investigation against 32 companies (including companies operating in the e-commerce, retail, broadcasting and fast-food industries, but excluding the Group). On 18 August 2021, the Group received a notification from the TCA stating that the Competition Board, the executive body of the TCA, had decided to initiate an investigation on 5 August 2021 against 11 companies including Hepsiburada regarding anti-competitive agreements in the labor markets, and merged this investigation with the existing April 2021 investigation. The Group received TCA’s report on the on April 18th, 2022. In the investigation report the rapporteurs are of the opinion that we are in violation of the Competition Law which prohibits anti-competitive agreements in the labor markets and administrative fine will be imposed. It is important to state that this report shows the opinion of the rapporteurs, and the Competition Board will make the final decision. The Group expects that the final decision will be rendered within the next 6 months. If the Competition Board considers this violation as a cartel in line with the report of the rapporteurs, according to the “Regulation on Fines to Apply in Cases of Agreements, Concerted Practices and Decisions Limiting Competition, and Abuse of Dominant Position” (Penal Regulation), a ratio between 2% and 4% of the D-Market’s standalone annual net revenue as per statutory financial statements of the previous year (2021) shall be taken as a basis for penalty. Since the management and legal advisors concluded that the cash outflow is probable, the Group recognized a provision amounting to TRY 127,525 thousand in its consolidated financial statements by applying 2% to the D-Market’s standalone annual net revenue as per statutory financial statements prepared in accordance with the tax legislations based on the management’s and legal advisors’ best estimate, and reduced by 25% for early payment discount on the amount calculated, if the administration fine will be paid within 30 days, an option which the management will exercise.
2-	On 16 December 2021, D-Market, through Hepsi Finansal Danışmanlık, entered into a Share Sale and Purchase Agreement with the holders of 100% of the equity interest in Doruk Finansman A.Ş., a Turkish consumer finance company, to acquire 100% stake in Doruk Finansman for a total transaction value of TRY 20 million. Following the regulatory approval of Banking Regulation and Supervision Agency, the transaction was closed on February 28, 2022 and the Group paid the Sellers (Doğan Şirketler Grubu Holding A.Ş. (“DoHol”), the holder of 97% equity interest in Doruk Finansman, Doğan Dış Ticaret ve Mümessillik A.Ş. and Doğan family individuals (collectively, the “Sellers”)) an aggregate of TRY 5 million in cash. Also at closing, the Group agreed to pay DoHol TRY 15 million (the “Conditional Amount”) in cash upon Doruk Finansman’s collection of certain receivables identified in its financial statements as of the closing day. The Conditional Amount will be paid to DoHol depending on the collection of receivables starting three months after the closing within a maximum of 10 year period.

NOTE 26 - SUBSEQUENT EVENTS (Continued)

3-	The tension between Russia and Ukraine since January 2022 has turned into a crisis and an armed conflict as of the date of the report. The Group does not carry out any activities in these two countries that are subject to the crisis. Considering the geographies in which the Group operates, no direct impact is expected on Group operations. However, as of the date of this report, it is not possible to reasonably estimate the effects of the global developments and their potential impact on the global and regional economy, on the Group’s operations because of the uncertainty about how the crisis will evolve.
4-	Three-year cumulative increase in Consumer Price Index as of March 2022 has been 109.4% in Turkey according to inflation data published by Turkey Statistical Institute on 4 April, 2022. One of the characteristics of the hyperinflationary economy in accordance with IAS 29 Financial Reporting in Hyperinflationary Economies is that cumulative inflation rate over three years has approached, or exceeded, 100%.It is expected that as per IAS 29 the Turkish economy would be defined as hyperinflationary economy and IAS 29 would be implemented for reporting periods ending on or after 30 June 2022. Financial statements would be expressed in terms of the measuring unit current at the end of the reporting period with the application of IAS 29. Non-monetary items which are not already expressed in terms of the measuring unit current at the end of the reporting period and components of owners’ equity in the statement of financial position, and all items in the statement of profit or loss and other comprehensive income would be restated by applying a general price index. In addition, gains or losses arising from net monetary position would be recognized in profit or loss and other comprehensive income. The Group is in the process of assessing the impact of the application of IAS 29 on financial position or performance of the Group.